PROVISIONS AND CONTINGENT LIABILITIES - Contingent liabilities narrative (Details) ৳ in Millions, $ in Millions	Apr. 08, 2021 motions	Apr. 14, 2020 plaintiffs	Feb. 20, 2018	Apr. 27, 2016 action	Aug. 13, 2015	May 18, 2015 BDT (৳) sim_card	Apr. 01, 2012 BDT (৳) operator sim_card	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Nov. 20, 2017 BDT (৳)	Nov. 20, 2017 USD ($)	May 18, 2015 USD ($)	Apr. 01, 2012 USD ($)
Disclosure of other provisions [line items]
Number of additional named plaintiffs and allegations | plaintiffs		3
Number of parties filed motions | motions	2
Threshold value of other individual contingencies for disclosure | $								$ 5
Total value of all other individual contingencies above threshold other than amounts already disclosed | $								442	$ 484
VEON - Securities Class Action
Disclosure of other provisions [line items]
Number of class action lawsuits filed against the company | action				2
VAT on Replacement SIMs | Banglalink Digital Communications Limited
Disclosure of other provisions [line items]
Legal provisions | $								$ 11	$ 11
NBR | VAT on Replacement SIMs | Banglalink Digital Communications Limited
Disclosure of other provisions [line items]
Unpaid SIM tax							৳ 7,740						$ 90
Number of random SIM cards purchased by NBR							5
Total number of SIM cards issued							7,021,834
Number of other operators that received notices | operator							3
Percentage of exposure of the original demand							8.50%
Assessed SIM tax liability							৳ 7,620						$ 89
LTU | VAT on Replacement SIMs | Banglalink Digital Communications Limited
Disclosure of other provisions [line items]
Unpaid SIM tax										৳ 1,690	$ 20
Number of random SIM cards purchased by Review Committee							1,200
Percentage of incorrectly registered SIM cards							4.83%
Number of SIM cards incorrectly issued						6,887,633
SIM tax payable on incorrectly issued SIM cards						৳ 5,320						$ 62
Percentage of SIM tax deposited			10.00%		10.00%